Segment Reporting	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Segment Reporting
5.
Segment Reporting

The Group reports its business in three operating segments.

The following tables present the summary of each segments’ revenue and net income:

	2023	2024	2025

SEGMENT REVENUE	1,953,068	2,586,381	4,101,961
Payments	478,684	587,097	658,726
Marketplace	448,223	732,943	1,931,472
Fintech	1,026,721	1,281,827	1,542,934
Intergroup	(560)	(15,486)	(31,171)

NET INCOME	848,770	1,056,834	1,067,707
Payments	308,901	381,607	433,001
Marketplace	247,955	348,400	279,773
Fintech	291,914	326,827	354,933

Operating segments are identified based on how the Group manages the business on a day-to-day basis and the types of products and services provided. Operating segments are reported in a manner consistent with internal reports, which are reviewed and used by the management board (who are identified as Chief Operating Decision Makers, “CODM”). The operating performance measure of each operating segment is revenue and net income.

Costs and operating expenses that are deducted from revenue, include interest expenses and fees (2023: KZT (478,010) million; 2024: KZT (616,116) million; 2025: KZT (763,964) million) and provision expenses (2023: KZT (79,634) million; 2024: KZT (113,957) million; 2025: KZT (150,798) million), both attributable to Fintech Segment, and cost of goods and services (2023: KZT (106,360) million; 2024: KZT (239,383) million; 2025: KZT (1,106,954) million) attributable to Marketplace Segment.

Management believes that other segment expenses are not material for analysis of our ongoing operations.

Expenses associated with share-based compensation are recognized across the segments.

The following table presents the summary of share-based compensation expense by segments:

	2023	2024	2025

SHARE-BASED COMPENSATION	(20,859)	(16,963)	(15,476)
Payments	(7,200)	(6,436)	(6,087)
Marketplace	(2,335)	(2,432)	(3,435)
Fintech	(11,324)	(8,095)	(5,954)

The following tables present the summary of revenue, net income, and non-current assets (excluding financial instruments, goodwill, deferred tax assets and other financial assets) by geographical market:

	2023	2024	2025

SEGMENT REVENUE	1,953,068	2,586,381	4,101,961
Kazakhstan & Other	1,953,068	2,586,381	3,070,369
Türkiye	—	—	1,031,592
NET INCOME	848,770	1,056,834	1,067,707
Kazakhstan & Other	848,770	1,056,834	1,160,725
Türkiye	—	—	(93,018)

	31 December	31 December
	2024	2025

NON-CURRENT ASSETS	284,909	719,037
Kazakhstan & Other	284,909	371,170
Türkiye	—	347,867

Our geographic segments are Kazakhstan & Other Countries (including Azerbaijan and Ukraine) and Türkiye.

Revenue attributed to geographic market is based on the selling location. Non-current assets are based on the physical location of the assets as of the end of each year.